UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21147

Investment Company Act File Number

Eaton Vance California Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

California Municipal Bond Fund

June 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 174.0%

Security	Principal Amount (000’s omitted)	Value
Education — 12.8%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	$770	$772,025
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	550	609,802
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	940	1,035,325
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	1,375	1,430,605
California Educational Facilities Authority, (Pepperdine University), 5.00%, 10/1/46(1)	6,600	7,545,054
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	330	373,210
California Educational Facilities Authority, (University of San Francisco), Prerefunded to 10/1/21, 6.125%, 10/1/36	320	364,285
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	1,790	1,954,752
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	1,175	1,281,291
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	800	869,224
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	2,270	2,501,313
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	2,395	2,635,889
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	2,520	2,770,135
California State University, 5.00%, 11/1/41(1)	7,550	8,727,271

		$32,870,181

Electric Utilities — 1.3%
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	$1,890	$2,004,893
Vernon, Electric System Revenue, 5.125%, 8/1/21	1,165	1,203,468

		$3,208,361

Escrowed/Prerefunded — 14.6%
California Educational Facilities Authority, (California Institute of Technology), Prerefunded to 11/1/19, 5.00%, 11/1/39(1)	$10,000	$10,471,800
California Educational Facilities Authority, (Santa Clara University), Prerefunded to 2/1/20, 5.00%, 2/1/29	285	300,906
California Educational Facilities Authority, (University of Southern California), Prerefunded to 10/1/18, 5.25%, 10/1/39	6,200	6,260,202
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), Prerefunded to 8/15/19, 5.00%, 8/15/39	4,505	4,686,551
Foothill-De Anza Community College District, Prerefunded to 8/1/21, 5.00%, 8/1/36(1)	10,000	11,017,000
San Diego Community College District, (Election of 2002), Prerefunded to 8/1/21, 5.00%, 8/1/32	1,375	1,514,838
San Diego Community College District, (Election of 2006), Prerefunded to 8/1/21, 5.00%, 8/1/31	2,545	2,803,826
Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	500	514,675

		$37,569,798

General Obligations — 53.7%
Berryessa Union School District, (Election of 2014), 5.00%, 8/1/40(1)	$7,450	$8,636,561
Burbank Unified School District, (Election of 2013), 4.00%, 8/1/31(1)	6,900	7,302,684
California, 5.50%, 11/1/35	4,600	4,996,060
Castro Valley Unified School District, (Election of 2016), 5.00%, 8/1/41	2,500	2,885,325

Security	Principal Amount (000’s omitted)	Value
Contra Costa Community College District, (Election of 2006), 5.00%, 8/1/38(1)	$9,750	$10,890,652
Desert Community College District, 5.00%, 8/1/36(1)	7,500	8,680,350
Hayward Area Recreation and Park District, (Election of 2016), 5.00%, 8/1/42	5,000	5,780,800
Long Beach Unified School District, (Election of 2008), 5.00%, 8/1/42	5,000	5,786,300
Palo Alto, (Election of 2008), 5.00%, 8/1/40(1)	7,020	7,459,733
Palomar Community College District, 5.00%, 8/1/44(1)	10,000	11,424,100
San Bernardino Community College District, 4.00%, 8/1/27(1)	5,775	6,240,003
San Diego Unified School District, (Election of 2012), 5.00%, 7/1/47(1)	10,000	11,660,700
San Jose Unified School District, (Election of 2012), 4.00%, 8/1/42(1)	10,000	10,521,000
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/37(1)	4,975	5,509,216
Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/44(1)	7,500	8,451,825
Santa Rosa High School District, (Election of 2014), 5.00%, 8/1/41	3,495	4,020,089
Torrance Unified School District, (Election of 2008), 5.00%, 8/1/35	7,500	8,449,800
Ventura County Community College District, 5.00%, 8/1/30(1)	8,000	9,301,120

		$137,996,318

Hospital — 12.7%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,750	$1,896,632
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	550	596,382
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	1,795	2,005,500
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	2,565	2,854,486
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	4,480	5,025,171
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	2,100	2,337,762
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/36	6,105	7,089,981
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31(1)	5,000	5,523,650
California Public Finance Authority, (Sharp HealthCare), 4.00%, 8/1/47	5,000	5,144,350

		$32,473,914

Housing — 2.2%
California Statewide Communities Development Authority, (University of California, Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC), 5.00%, 5/15/47	$5,000	$5,628,150

		$5,628,150

Insured – Electric Utilities — 3.5%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,840	$3,903,629
Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	615	617,669
Sacramento Municipal Utility District, (AMBAC), (BHAC), 5.25%, 7/1/24	4,000	4,554,280

		$9,075,578

Insured – Escrowed/Prerefunded — 2.0%
Palm Springs Unified School District, (Election of 2008), (AGC), Prerefunded to 8/1/19, 5.00%, 8/1/33	$4,500	$4,672,620
Sacramento Municipal Utility District, (AGM), Prerefunded to 8/15/18, 5.00%, 8/15/27	385	386,675

		$5,059,295

Insured – General Obligations — 12.7%
Burbank Unified School District, (Election of 1997), (NPFG), 0.00%, 8/1/21	$4,135	$3,894,095
San Diego Unified School District, (NPFG), 0.00%, 7/1/22	2,300	2,115,862
San Diego Unified School District, (NPFG), 0.00%, 7/1/23	5,000	4,469,150
San Juan Unified School District, (AGM), 0.00%, 8/1/21	5,630	5,314,945
San Mateo County Community College District, (NPFG), 0.00%, 9/1/22	4,840	4,468,239

Security	Principal Amount (000’s omitted)	Value
San Mateo County Community College District, (NPFG), 0.00%, 9/1/23	$4,365	$3,926,885
San Mateo County Community College District, (NPFG), 0.00%, 9/1/25	3,955	3,345,693
San Mateo Union High School District, (NPFG), 0.00%, 9/1/21	5,240	4,943,678

		$32,478,547

Insured – Special Tax Revenue — 6.7%
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/31	$595	$601,247
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	7,240	7,246,878
Pomona Public Financing Authority, (NPFG), 5.00%, 2/1/33	5,940	5,957,048
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	15,020	3,434,323

		$17,239,496

Insured – Water and Sewer — 0.6%
Riverside, Water System Revenue, (AGM), 5.00%, 10/1/38	$1,595	$1,609,243

		$1,609,243

Lease Revenue/Certificates of Participation — 1.1%
California Public Works Board, 5.00%, 11/1/38	$2,565	$2,873,416

		$2,873,416

Special Tax Revenue — 18.1%
Jurupa Public Financing Authority, 5.00%, 9/1/30	$625	$701,919
Jurupa Public Financing Authority, 5.00%, 9/1/32	625	699,663
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/41(1)	8,250	9,677,167
Riverside County Transportation Commission, Sales Tax Revenue, Prerefunded to 6/1/23, 5.25%, 6/1/39(1)	6,285	7,309,329
San Bernardino County Transportation Authority, 5.25%, 3/1/40(1)	10,375	11,848,457
San Diego County Regional Transportation Commission, Sales Tax Revenue, 5.00%, 4/1/41(1)	8,150	9,408,605
San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, 5.00%, 7/1/36(1)	6,250	6,913,188

		$46,558,328

Transportation — 13.2%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29(1)	$6,500	$6,687,525
Long Beach, Harbor Revenue, 5.00%, 5/15/27	1,960	2,076,816
Long Beach, Harbor Revenue, 5.00%, 5/15/42(1)	7,500	8,488,950
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)	7,500	7,952,700
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,190	2,306,464
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/47	4,000	4,589,520
San Jose, Airport Revenue, 5.00%, 3/1/31	1,750	1,881,110

		$33,983,085

Water and Sewer — 18.8%
Beverly Hills Public Financing Authority, Water Revenue, 5.00%, 6/1/37(1)	$5,725	$6,326,984
Eastern Municipal Water District Financing Authority, 5.25%, 7/1/42(1)	9,000	10,726,740
Los Angeles Department of Water and Power, Water System Revenue, 5.00%, 7/1/39(1)	10,000	11,324,200
Los Angeles, Wastewater System Revenue, 5.00%, 6/1/43(1)	7,500	8,368,650

Security	Principal Amount (000’s omitted)	Value
Orange County Sanitation District, Wastewater Revenue, 5.00%, 2/1/35(1)	$10,000	$11,541,500

		$48,288,074

Total Tax-Exempt Investments — 174.0% (identified cost $428,338,109)		$446,911,784

Other Assets, Less Liabilities — (74.0)%		$(190,063,179)

Net Assets — 100.0%		$256,848,605

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2018, 14.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 9.1% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund did not have any open derivative instruments at June 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$446,911,784	$—	$446,911,784
Total Investments	$—	$446,911,784	$—	$446,911,784

At June 30, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Proposed Plan of Reorganization

In April 2018, the Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) whereby the Fund would acquire substantially all the assets and assume substantially all the liabilities of Eaton Vance California Municipal Bond Fund II (California Fund II) in exchange for common shares of the Fund. The proposed reorganization is subject to approval by the shareholders of California Fund II.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 21, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 21, 2018